Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GIGCAPITAL7 CORP [Member]
Class of Stock [Line Items]
Offering
Note 4. Offering
On August 30, 2024, the Company completed the Offering whereby the Company sold 20,000,000 public units at a price of $10.00 per public unit. Each public unit consists of one public share, $0.0001 par value, and one public warrant. The public warrants will only be exercisable for whole shares at $11.50 per share. Under the terms of the warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination.
No fractional shares will be issued upon exercise of the public warrants. If, upon exercise of the public warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of Class A ordinary shares to be issued to the public warrant holder. Each public warrant will become exercisable on the later of 30 days after the consummation of the Company’s initial Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to the
21-month
period following the closing of the Offering, the public warrants will expire worthless at the end of such period. If the Company is unable to deliver registered ordinary shares to the holder upon exercise of the public warrants during the exercise period, there will be no net cash settlement of these public warrants and the public warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the public warrants become exercisable, the Company may redeem the outstanding public warrants in whole and not in part at a price of $0.01 per public warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before the Company sends the notice of redemption to the public warrant holders.
The Company granted the Underwriters a
45-day
option to purchase up to 3,000,000 additional public units to cover any over-allotments, at the initial public offering price. The option expired on October 12, 2024 without the purchase of additional public units by the Underwriters.
The Company paid an underwriting discount of $0.03 per public unit to the Underwriters at the closing of the Offering on August 30, 2024.
Simultaneously with the closing of the Offering certain
non-managing
investors purchased an aggregate of 2,826,087 Class B ordinary shares from the Company at the price of $1.15 per share. The private placement shares along with the founder shares and shares held by the consultant collectively represent 40% of the outstanding ordinary shares at the completion of the Offering (excluding any shares underlying the private placement warrants further described in Note 5). The private placement proceeds will be used to pay for business, legal and accounting due diligence expenses on acquisition targets and continuing general and administration expenses.
On September 6, 2024, the Company announced that the holders of the Company’s public units may elect to separately trade the securities underlying such public units which commenced on September 11, 2024. Any public units not separated will continue to trade on the Nasdaq under the symbol “GIGGU”. Any underlying ordinary shares and warrants that are separated will trade on the Nasdaq under the symbols “GIG,” and “GIGGW”, respectively.

4. OFFERING
On August 30, 2024, the Company completed the Offering whereby the Company sold 20,000,000 public units at a price of $10.00 per public unit. Each public unit consists of one public share, $0.0001 par value, and one public warrant. The public warrants will only be exercisable for whole shares at $11.50 per share. Under the terms of the warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination.
No fractional shares will be issued upon exercise of the public warrants. If, upon exercise
of the public warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of Class A ordinary shares to be issued to the public warrant holder. Each public warrant will become exercisable on the later of 30 days after the consummation of the Company’s initial Business Combination or 12 months from the closing of the Offering and will expire five years
after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to the
21-month
period following the closing of the Offering, the public warrants will expire worthless at the end of such period. If the Company is unable to deliver registered ordinary shares to the holder upon exercise of the public warrants during the exercise period, there will be no net cash settlement of these public warrants and the public warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the public warrants become exercisable, the Company may redeem the outstanding public warrants in whole and not in part at a price of $0.01 per public warrant upon a minimum of 30 days’
prior written notice of redemption, only in the event that the last sale price of the Company’s ordinary shares equals or exceeds

$18.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before the Company sends the notice of redemption to the public warrant holders.
The Company granted the Underwriters a
45-day
option to purchase up to 3,000,000 additional public units to cover any over-allotments, at the initial public offering price. The option expired on October 12, 2024 without the purchase of additional public units by the Underwriters.
The Company paid an underwriting discount of $0.03 per public unit to the Underwriters at the closing of the Offering on August 30, 2024.
Simultaneously with the closing of the Offering certain
non-managing
investors purchased an aggregate of 2,826,087 Class B ordinary shares from the Company at the price of $1.15 per share. The private placement shares along with the founder shares and shares held by the consultant collectively represent 40% of the outstanding ordinary shares at the completion of the Offering (excluding any shares underlying the private placement warrants further described in Note
5
). The private placement proceeds will be used to pay for business, legal and accounting due diligence expenses on acquisition targets and continuing general and administration expenses.
On September 6, 2024, the Company announced that the holders of the Company’s public units may elect to separately trade the securities underlying such public units which commenced on September 11, 2024. Any public units not separated will continue to trade on the Nasdaq under the symbol “GIGGU”. Any underlying ordinary shares and warrants that are separated will trade on the Nasdaq under the symbols “GIG,” and “GIGGW,” respectively.